Financial Instruments - Fair Values and Risk Management - Additional Information (Detail)		1 Months Ended					12 Months Ended
	Feb. 28, 2021 EUR (€)	Mar. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Aug. 31, 2021	Mar. 31, 2021 EUR (€)	Jul. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) Customer	Dec. 31, 2021 EUR (€) Customer	Dec. 31, 2020 EUR (€) Customer
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets							€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities							0	0
Transfers between Level 2 and Level 1, assets							0	0
Transfers between Level 2 and Level 1, liabilities							0	0
Transfers into Level 3, assets							0	0
Transfers out of Level 3, assets							0	0
Transfers into Level 3, liabilities							0	0
Transfers out of Level 3, liabilities							0	0
Current and non-current receivables							6,068,000	2,869,000
Cash and cash equivalents							54,475,000	53,472,000
Cash consideration received for asset disposal							624,000	4,511,000	€ 2,888,000
Long-term loan							17,289,000	17,439,000
Unused credit lines							24,307,000
Impairment loss on trade receivables							€ 331,000	€ 110,000	€ 1,802,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate							39.70%	46.40%
Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term loan					€ 5,000,000
Long-term debt interest rate basis					six-month Euribor (360)
Long-term debt interest rate spread					2.75%
Italian Financial Institution [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan			€ 4,000,000
Long-term debt interest rate basis			three-month Euribor (360)
Long-term debt interest rate spread			2.00%				0.055%
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary							74.40%
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation | Subscription and Shareholders Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary		20.00%		20.00%			20.00%
Cash consideration from capital subscription		€ 4,885,000
Disposal of major subsidiary [member] | IMPE S.p.A. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of interests in subsidiary	€ 8,202,000
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							1	1	1
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer							1	1	1
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency							85.00%
Percentage of insured trade receivables							15.00%
Current and non-current receivables							€ 22,173,000	€ 15,872,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement						5 years
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							30 days
Borrowings interest rate							3.00%	3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							5.00%	5.00%	5.00%
Bottom Of Range [Member] | Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							5.00%	5.00%	5.00%
Bottom Of Range [Member] | Group's Distributors and Retailers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk							80.00%
Customer concentration transacting period							5 years
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers							90 days
Temporarily extended payment period for certain customers							120 days
Borrowings interest rate							12.00%	12.00%
Top of Range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings						€ 40,000,000